Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,810,347	$ 796,014	¥ 6,770,895
Restricted cash	100,533	13,773	115,513
Short-term investments	15,002,903	2,055,389	11,516,304
Accounts receivable, net (net of allowance of RMB4,382 and RMB3,684 as of December 31, 2023 and 2024, respectively)	19,643	2,691	23,418
Loans receivable, net (net of allowance of RMB154,420 and RMB218,366 as of December 31, 2023 and 2024, respectively)	4,199,645	575,349	3,521,072
Prepayments and other current assets, net (net of allowance of RMB4,412 and RMB4,692 as of December 31, 2023 and 2024, respectively)	2,122,902	290,836	2,049,780
Total current assets	27,255,973	3,734,052	23,996,982
Restricted cash	40,000	5,480	10,000
Long-term investments	9,876,118	1,353,023	11,075,739
Property and equipment, net	289,611	39,677	194,576
Intangible assets, net	393,477	53,906	449,904
Goodwill	3,124,828	428,100	3,124,828
Deferred tax assets	92,882	12,725	149,081
Operating lease right-of-use assets	115,654	15,845	134,867
Other non-current assets	98,532	13,499	211,670
Total non-current assets	14,031,102	1,922,255	15,350,665
TOTAL ASSETS	41,287,075	5,656,307	39,347,647
Current liabilities
Accounts payable (including RMB7,179 and RMB11,086 from the consolidated VIEs as of December 31, 2023 and 2024, respectively)	31,227	4,278	25,220
Prepaid for freight listing fees and other service fees (including RMB506,423 and RMB479,476 from the consolidated VIEs as of December 31, 2023 and 2024, respectively)	571,185	78,252	548,917
Income tax payable (including RMB3,032 and RMB4,991 from the consolidated VIEs as of December 31, 2023 and 2024, respectively)	336,220	46,062	154,916
Other tax payable (including RMB731,284 and RMB862,150 from the consolidated VIEs as of December 31, 2023 and 2024, respectively)	898,396	123,080	784,617
Operating lease liabilities (including RMB34,867 and RMB37,569 from the consolidated VIEs as of December 31, 2023 and 2024, respectively)	41,204	5,645	37,758
Accrued expenses and other current liabilities (including RMB1,113,559 and RMB638,045 from the consolidated VIEs as of December 31, 2023 and 2024, respectively)	1,141,758	156,421	1,723,245
Total current liabilities	3,019,990	413,738	3,274,673
Deferred tax liabilities (including RMB20,333 and RMB17,308 from the consolidated VIEs as of December 31, 2023 and 2024, respectively)	95,570	13,093	108,591
Operating lease liabilities (including RMB46,395 and RMB22,497 from the consolidated VIEs as of December 31, 2023 and 2024, respectively)	23,928	3,278	46,709
Other non-current liabilities (including RMB22,950 and RMB12,414 from the consolidated VIEs as of December 31, 2023 and 2024, respectively)	12,414	1,701	22,950
Total non-current liabilities	131,912	18,072	178,250
TOTAL LIABILITIES	3,151,902	431,810	3,452,923
Commitments and contingencies (Note 23)
MEZZANINE EQUITY
Redeemable non-controlling interests	443,070	60,700	277,420
EQUITY
Treasury stock, at cost	0	0	(608,117)
Additional paid-in capital	45,823,723	6,277,824	47,713,985
Accumulated other comprehensive income	3,223,944	441,679	2,897,871
Accumulated deficit	(11,372,284)	(1,557,997)	(14,400,604)
TOTAL FULL TRUCK ALLIANCE CO. LTD. EQUITY	37,676,726	5,161,690	35,604,506
Non-controlling interests	15,377	2,107	12,798
TOTAL EQUITY	37,692,103	5,163,797	35,617,304
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	41,287,075	5,656,307	39,347,647
Common Class A [Member]
EQUITY
Common Stock Value	1,201	165	1,229
Common Class B [Member]
EQUITY
Common Stock Value	¥ 142	$ 19	¥ 142